Property, plant and equipment, net	6 Months Ended
Sep. 30, 2013
Property, plant and equipment, net [Abstract]
Property, plant and equipment, net
3	Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,	September 30,
	2013	2013	2013
	RMB	RMB	US$

Buildings	187,529	187,499	30,637
Leasehold improvements	44,264	43,651	7,133
Machineries	105,899	112,512	18,384
Motor vehicles	11,087	13,221	2,160
Furniture, fixtures and office equipment	27,588	32,166	5,256
Construction-in-progress	205,657	259,323	42,373
	582,024	648,372	105,943
Less: Accumulated depreciation	(113,752)	(128,203)	(20,948)
Total property, plant and equipment, net	468,272	520,169	84,995

In November 2012, the Group signed a refurbishment contract with a third party for the property of Guangzhou Municipality Tianhe Nuoya Bio-engineering Co., Ltd. ("Guangzhou Nuoya"). The contract amount was RMB110,000. As of March 31, 2013 and September 30, 2013, RMB43,468 and RMB63,954 (US$10,450) has been paid in accordance to the construction schedule and is included in construction-in-progress, respectively.

In April 2013, the Group signed refurbishment contracts with two third-parities for the property of Zhejiang Lukou Biotechnology Co., Ltd. ("Zhejiang Lukou"). Total contract amount was RMB69,300 (US$11,324), of which RMB12,474 (US$2,038) has been paid in accordance to the construction schedule. As of September 30, 2013, the buildings are under refurbishment and are included in construction-in-progress. The Group is in the process of obtaining the ownership certificate.

Depreciation expense related to property, plant and equipment for the three months ended September 30, 2012 and 2013 was RMB7,160 and RMB7,560 (US$1,235), respectively. Depreciation expense related to property, plant and equipment for the six months ended September 30, 2012 and 2013 was RMB13,926 and RMB14,998 (US$2,451), respectively.

As of March 31, 2013 and September 30, 2013, building with a carrying value of RMB121,603 and RMB118,048 (US$19,289) was collateralized for short-term bank loan of RMB50,000 and RMB60,000 (US$9,804) (see Note 4), respectively.